Holding Company Only Financial Statements	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Holding Company Only Financial Statements
Holding Company Only Financial Statements

The following are unconsolidated financial statements for the Company. These condensed financial statements should be read in conjunction with the Consolidated Financial Statements and Notes thereto. In addition, the Holding Company's principal sources of funds are cash dividends paid by the Bank to the Holding Company and other subsidiaries, investment income and borrowings. Federal laws and regulations limit the amount of dividends or other capital distributions that the Bank may pay the Holding Company. The Bank must seek prior approval from the OCC at least 30 days before it may make a dividend payment or other capital distribution to the Holding Company.

Flagstar Bancorp, Inc.
Condensed Unconsolidated Statements of Financial Condition
(Dollars in millions)

	December 31,
	2015	2014
Assets
Cash and cash equivalents	$37	$46
Investment in subsidiaries (1)	1,738	1,571
Other assets	50	43
Total assets	$1,825	$1,660
Liabilities and Stockholders’ Equity
Liabilities
Long term debt	$247	$248
Total interest paying liabilities	247	248
Other liabilities	49	39
Total liabilities	296	287
Stockholders’ Equity
Preferred Stock	267	267
Common stock	1	1
Additional paid in capital	1,486	1,482
Accumulated other comprehensive income	2	8
Accumulated deficit	(227)	(385)
Total stockholders’ equity	1,529	1,373
Total liabilities and stockholders’ equity	$1,825	$1,660

(1)	Includes unconsolidated trusts.
Flagstar Bancorp, Inc.
Condensed Unconsolidated Statements of Operations
(Dollars in millions)

	For the Years Ended December 31,
	2015	2014	2013
Expenses
Interest	$7	$7	$7
General and administrative	13	5	9
Total	20	12	16
Loss before undistributed loss of subsidiaries	(20)	(12)	(16)
Income (loss) equity in undistributed of subsidiaries	172	(63)	247
Income (loss) before income taxes	152	(75)	231
Benefit for income taxes	6	6	36
Net income (loss)	158	(69)	267
Preferred stock dividends/accretion	—	(1)	(6)
Net income (loss) from continuing operations	158	(70)	261
Other comprehensive (loss) income (2)	(6)	13	(3)
Comprehensive income (loss)	$152	$(57)	$258

(1)	Certain amounts within the financial statements have been restated to conform to current presentation

(2)	See Consolidated Statements of Comprehensive Income for other comprehensive income (loss) detail.

Flagstar Bancorp, Inc.
Condensed Unconsolidated Statements of Cash Flows
(Dollars in millions)

	For the Years Ended December 31,
	2015	2014	2013
Net income (loss)	$158	$(69)	$267
Adjustments to reconcile net loss to net cash provided by operating activities
Equity in (income) loss of subsidiaries	(172)	63	(247)
Stock-based compensation	3	3	3
Change in other assets	(6)	(3)	(36)
Provision for deferred tax benefit	1	—	—
Change in other liabilities	9	4	7
Net cash used in operating activities	(7)	(2)	(6)
Investing Activities
Net change in investment in subsidiaries	(2)	(2)	—
Net cash used in investment activities	(2)	(2)	—
Net decrease in cash and cash equivalents	(9)	(4)	(6)
Cash and cash equivalents, beginning of year	46	50	56
Cash and cash equivalents, end of year	$37	$46	$50